Long Term Debt - Borrowing Base - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jun. 18, 2014 Revolving Credit Facility [Member] MRD [Member]	Nov. 22, 2013 Revolving Credit Facility [Member] MRD [Member]	Nov. 01, 2013 Revolving Credit Facility [Member] MRD [Member]	Oct. 01, 2013 Revolving Credit Facility [Member] MRD [Member]	Apr. 25, 2013 Revolving Credit Facility [Member] MRD [Member]	Nov. 20, 2012 Revolving Credit Facility [Member] MRD [Member]	Jul. 13, 2012 Revolving Credit Facility [Member] MRD [Member]	Oct. 03, 2014 Subsequent Event [Member] Revolving Credit Facility [Member] MRD [Member]	Oct. 03, 2014 Subsequent Event [Member] M E M P Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Borrowing base	$ 1,145,000	$ 725,000	$ 60,000	$ 100,000	$ 120,000	$ 170,000	$ 120,000	$ 35,000	$ 725,000	$ 1,440,000